Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Shelton Funds
Entity Central Index Key	0000778206
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Green California Tax-Free Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Green California Tax-Free Income Fund
Class Name	Investor Class Shares
Trading Symbol	CFNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Green California Tax-Free Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax-Free Income Fund Investor Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• Tax-Exempt municipal bonds yields followed US Treasury yields in a fairly volatile year for rates as the market attempted to predict future inflation rates, the speed and timing of the Federal Reserve cutting Federal Funds rates, and whether or not the economy would fall into recession or sustain positive growth.

• Yields on the Bloomberg AAA municipal 10 year rose 77 basis points (bps) during September-October, fell 138 basis points during November-December, rose 83 basis points January-April, and then rallied 78 basis points May-August to end the volatile fiscal year at lower yields.

• California municipal bonds posted strong returns for the fiscal year ending August 31, 2024. Though we saw substantial rate volatility, at fiscal year-end rates were lower across the municipal bond curve driving price appreciation in addition to the coupon income.

• The Green CA Tax-free Income Fund returns trailed the benchmark index due primarily to the Fund having a shorter duration than the benchmark during the period which results in less price appreciation when yields fall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
Green California Tax-Free Income Fund Investor Class	4.53%	0.31%	1.35%
Bloomberg U.S. Municipal Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Net Assets	$ 38,679,715
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 202,836
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$38,679,715
Total Number of Portfolio Holdings	36
Total Advisory Fees Paid	$202,836
Portfolio Turnover Rate	19%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Los Rios Community College District	6.5%
Santa Maria Joint Union High School District	5.7%
San Mateo Foster City Public Financing Authority	5.2%
Milpitas Unified School District	5.1%
California Educational Facilities Authority	4.8%
Foothill-De Anza Community College District	4.8%
California Health Facilities Financing Authority	4.8%
Orange County Water District	4.4%
San Jose Financing Authority	4.3%
San Diego Public Facilities Financing Authority	4.3%

U.S. Government Securities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Investor Class Shares
Trading Symbol	CAUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Securities Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund Investor Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• It was a volatile year for US Treasury yields based on changing market sentiments predicting the future inflation rate, the speed and timing of the Federal Reserve FOMC cutting Federal Funds rates, and whether or not the economy would fall into recession or sustain positive growth.

• The first two month of the fiscal year, rates continued a trend toward higher rates, with the 10 year bond starting the year at 4.11% and reaching the year’s high of 4.99% in mid-October. November and December saw a strong rally with the 10 year bond falling to 3.80% in the last week of December. January to April yields once again moved higher, hitting 4.71% in the last week of May. May through August saw yields trend lower, going as low as 3.79% on August 2 and ending the fiscal year at 3.90%

• Anticipating falling interest rates, the fund started the year with slightly longer duration than the Bloomberg US Treasury Index, 6.08 vs 5.95, and moved relatively longer throughout the year to end at 7.23 vs 5.97 for the Index.

• The fund was positioned as a ‘barbell’, with more exposure to the long and short end of the curve which provided a higher current yield than the Index and duration exposure for price appreciation if yields dropped.

• Though the entire yield curve did drop, the belly of the curve at 5 and 7 years dropped significantly more, 55 and 41 basis points respectively versus 12 and 2 basis points respectively on the 20 and 30 year bonds.

• Though the shorter dated bond valuations aren’t as sensitive to interest rate moves as longer dated bonds, the much larger move in the belly of the curve where the fund was underweight led to underperformance of the fund vs the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 year	5 years	10 years
U.S. Government Securities Fund Investor Class	4.89%	-0.39%	0.70%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Bloomberg U.S. Treasury Bond	6.02%	-0.61%	1.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 14,641,487
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 16,220
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$14,641,487
Total Number of Portfolio Holdings	20
Total Advisory Fees Paid	$16,220
Portfolio Turnover Rate	21%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 02/15/2025	12.8%
United States Treasury Note/Bond, 03/31/2025	12.6%
United States Treasury Note/Bond, 11/15/2041	9.9%
United States Treasury Note/Bond, 08/15/2044	9.2%
United States Treasury Note/Bond, 05/15/2025	8.0%
United States Treasury Note/Bond, 11/15/2052	6.6%
United States Treasury Note/Bond, 05/15/2041	6.2%
United States Treasury Note/Bond, 03/31/2027	5.7%
United States Treasury Note/Bond, 02/15/2026	5.6%
United States Treasury Note/Bond, 04/30/2026	5.3%

U.S. Government Securities Fund - K Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	K Class Shares
Trading Symbol	CAUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Securities Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund K Class	$65	1.27%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• It was a volatile year for US Treasury yields based on changing market sentiments predicting the future inflation rate, the speed and timing of the Federal Reserve FOMC cutting Federal Funds rates, and whether or not the economy would fall into recession or sustain positive growth.

• The first two month of the fiscal year, rates continued a trend toward higher rates, with the 10 year bond starting the year at 4.11% and reaching the year’s high of 4.99% in mid-October. November and December saw a strong rally with the 10 year bond falling to 3.80% in the last week of December. January to April yields once again moved higher, hitting 4.71% in the last week of May. May through August saw yields trend lower, going as low as 3.79% on August 2 and ending the fiscal year at 3.90%

• Anticipating falling interest rates, the fund started the year with slightly longer duration than the Bloomberg US Treasury Index, 6.08 vs 5.95, and moved relatively longer throughout the year to end at 7.23 vs 5.97 for the Index.

• The fund was positioned as a ‘barbell’, with more exposure to the long and short end of the curve which provided a higher current yield than the Index and duration exposure for price appreciation if yields dropped.

• Though the entire yield curve did drop, the belly of the curve at 5 and 7 years dropped significantly more, 55 and 41 basis points respectively versus 12 and 2 basis points respectively on the 20 and 30 year bonds.

• Though the shorter dated bond valuations aren’t as sensitive to interest rate moves as longer dated bonds, the much larger move in the belly of the curve where the fund was underweight led to underperformance of the fund vs the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 year	5 years	10 years
U.S. Government Securities Fund K Class	4.40%	-0.88%	0.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%
Bloomberg U.S. Treasury Bond	6.02%	-0.61%	1.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 123,739
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 146
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$123,739
Total Number of Portfolio Holdings	20
Total Advisory Fees Paid	$146
Portfolio Turnover Rate	21%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 02/15/2025	12.8%
United States Treasury Note/Bond, 03/31/2025	12.6%
United States Treasury Note/Bond, 11/15/2041	9.9%
United States Treasury Note/Bond, 08/15/2044	9.2%
United States Treasury Note/Bond, 05/15/2025	8.0%
United States Treasury Note/Bond, 11/15/2052	6.6%
United States Treasury Note/Bond, 05/15/2041	6.2%
United States Treasury Note/Bond, 03/31/2027	5.7%
United States Treasury Note/Bond, 02/15/2026	5.6%
United States Treasury Note/Bond, 04/30/2026	5.3%

S&P 500 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500 Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund Investor Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2024, inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P 500 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 38%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 81% for the year. Additionally, the Financials sector was the second largest contributor, returning over 35% for the period, led by the Financial Services industry which returned over 28%.

• Contrarily, the GICS Energy sector, for which the only industry exposure was in the Energy industry, returned less than 6% for the year. Additionally, the Materials industry, within the Materials sector, returned less than 16%. There was no GICS sector, which in aggregate, detracted from the fund’s total return.

• In terms of specific stock holdings, Nvidia, Microsoft, Apple, and Meta were the top four contributors to the total return of the fund, gaining over 141%, 28%, 22%, and 76% respectively. Conversely, the top four detractors were Tesla, Intel, Pfizer, and Comcast, which lost over 17%, 36%, 13%, and 12% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
S&P 500 Index Fund Investor Class	26.64%	15.45%	12.60%
S&P 500 Index	27.14%	15.91%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 278,567,357
Holdings Count | Holdings	505
Advisory Fees Paid, Amount	$ 618,827
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$278,567,357
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid	$618,827
Portfolio Turnover Rate	7%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Apple Inc	6.9%
Microsoft Corp	6.5%
NVIDIA Corp	6.2%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.4%
Alphabet - Class A	2.0%
Berkshire Hathaway Inc	1.8%
Alphabet - Class C	1.7%
Eli Lilly & Co	1.6%
Broadcom Inc	1.5%

S&P 500 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	K Class Shares
Trading Symbol	SPXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500 Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund K Class	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2024, inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P 500 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 38%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 81% for the year. Additionally, the Financials sector was the second largest contributor, returning over 35% for the period, led by the Financial Services industry which returned over 28%.

• Contrarily, the GICS Energy sector, for which the only industry exposure was in the Energy industry, returned less than 6% for the year. Additionally, the Materials industry, within the Materials sector, returned less than 16%. There was no GICS sector, which in aggregate, detracted from the fund’s total return.

• In terms of specific stock holdings, Nvidia, Microsoft, Apple, and Meta were the top four contributors to the total return of the fund, gaining over 141%, 28%, 22%, and 76% respectively. Conversely, the top four detractors were Tesla, Intel, Pfizer, and Comcast, which lost over 17%, 36%, 13%, and 12% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
S&P 500 Index Fund K Class	26.02%	14.87%	12.04%
S&P 500 Index	27.14%	15.91%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,040,212
Holdings Count | Holdings	505
Advisory Fees Paid, Amount	$ 5,156
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$2,040,212
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid	$5,156
Portfolio Turnover Rate	7%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Apple Inc	6.9%
Microsoft Corp	6.5%
NVIDIA Corp	6.2%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.4%
Alphabet - Class A	2.0%
Berkshire Hathaway Inc	1.8%
Alphabet - Class C	1.7%
Eli Lilly & Co	1.6%
Broadcom Inc	1.5%

S&P MidCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund Investor Class	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P MidCap 400 Index, according to Bloomberg, LLC.

• The Financials GICS sector contributed the most to the fund’s total return, gaining over 30%. Within this sector, the Financial Services industry drove most of the returns, gaining over 29% for the year. Additionally, the Industrials sector was the second largest contributor returning over 18% for the period, led by the Capital Goods industry which returned over 20%.

• Contrarily, the GICS Energy sector, for which the only industry exposure was in the Energy industry, detracted from performance with a loss of less than 1% for the year. Additionally, the Communication Services Sector also detracted from performance with a loss of less than 1% for the year, led by the Media & Entertainment industry, which lost over 1%.

• In terms of specific stock holdings, Super Micro Computer, Vistra Corp, Deckers Outdoor, and GoDaddy were the top four contributors to the total return of the fund, gaining over 231%, 166%, 71%, and 84% respectively. Conversely, the top four detractors were Lattice Semiconductor, New York Community Bancorp, Five Below, and Wolfspeed which lost over 51%, 69%, 56%, and 79% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
S&P MidCap Index Fund Investor Class	17.73%	11.75%	9.33%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P MidCap 400 Index	18.75%	12.19%	9.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 111,341,238
Holdings Count | Holdings	397
Advisory Fees Paid, Amount	$ 424,939
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$111,341,238
Total Number of Portfolio Holdings	397
Total Advisory Fees Paid	$424,939
Portfolio Turnover Rate	19%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Illumina Inc	0.7%
Carlisle Cos Inc	0.7%
Lennox International Inc	0.7%
EMCOR Group Inc	0.6%
Avantor Inc	0.6%
Williams-Sonoma Inc	0.6%
BioMarin Pharmaceutical Inc	0.6%
Burlington Stores Inc	0.6%
Reliance Inc	0.6%
Manhattan Associates Inc	0.6%

S&P MidCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	K Class Shares
Trading Symbol	MIDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund K Class	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P MidCap 400 Index, according to Bloomberg, LLC.

• The Financials GICS sector contributed the most to the fund’s total return, gaining over 30%. Within this sector, the Financial Services industry drove most of the returns, gaining over 29% for the year. Additionally, the Industrials sector was the second largest contributor returning over 18% for the period, led by the Capital Goods industry which returned over 20%.

• Contrarily, the GICS Energy sector, for which the only industry exposure was in the Energy industry, detracted from performance with a loss of less than 1% for the year. Additionally, the Communication Services Sector also detracted from performance with a loss of less than 1% for the year, led by the Media & Entertainment industry, which lost over 1%.

• In terms of specific stock holdings, Super Micro Computer, Vistra Corp, Deckers Outdoor, and GoDaddy were the top four contributors to the total return of the fund, gaining over 231%, 166%, 71%, and 84% respectively. Conversely, the top four detractors were Lattice Semiconductor, New York Community Bancorp, Five Below, and Wolfspeed which lost over 51%, 69%, 56%, and 79% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
S&P MidCap Index Fund K Class	17.19%	10.91%	8.66%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P MidCap 400 Index	18.75%	12.19%	9.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 512,773
Holdings Count | Holdings	397
Advisory Fees Paid, Amount	$ 2,243
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$512,773
Total Number of Portfolio Holdings	397
Total Advisory Fees Paid	$2,243
Portfolio Turnover Rate	19%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Illumina Inc	0.7%
Carlisle Cos Inc	0.7%
Lennox International Inc	0.7%
EMCOR Group Inc	0.6%
Avantor Inc	0.6%
Williams-Sonoma Inc	0.6%
BioMarin Pharmaceutical Inc	0.6%
Burlington Stores Inc	0.6%
Reliance Inc	0.6%
Manhattan Associates Inc	0.6%

Shelton Equity Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	EQTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Equity Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund Investor Class	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• Performance from Key Holdings: Significant contributions from top performers like NVIDIA (NVDA), AbbVie (ABBV), and Amazon (AMZN) positively impacted the Fund's overall performance, as these stocks demonstrated substantial price appreciation.

• Use of Covered Call Strategy: The Fund's strategy of writing covered calls on high-quality equities, such as Apple (AAPL) and Microsoft (MSFT), generated premium cash flow that helped mitigate volatility and enhance overall returns, especially during periods of market fluctuation.

• Sector Weighting Adjustments: The Fund's strategic sector allocations—particularly in technology, healthcare, and consumer discretionary—aligned well with market trends, contributing to performance compared to the CBOE S&P 500 BuyWrite Index (BXM).

• Market Dynamics and Economic Factors: Macro factors, including rising interest rates and inflation concerns, affected investor sentiment. The Fund's focus on equities with robust fundamentals and free cash flow allowed it to perform well amid economic uncertainty.

• Diversification Across Strong Companies: The Fund's diversified holdings, including high-growth companies like Broadcom (AVGO) and Intuit (INTU), reduced risk and contributed positively to performance, contrasting with the underperformance of other positions like PayPal (PYPL) and Disney (DIS).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
Shelton Equity Income Fund Investor Class	20.53%	11.98%	8.84%
S&P 500 Index	27.14%	15.91%	12.98%
CBOE S&P 500 BuyWrite Monthly Index	13.55%	6.42%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 747,348,499
Holdings Count | Holdings	306
Advisory Fees Paid, Amount	$ 3,041,201
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$747,348,499
Total Number of Portfolio Holdings	306
Total Advisory Fees Paid	$3,041,201
Portfolio Turnover Rate	74%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	7.1%
NVIDIA Corp	3.0%
Apple Inc	2.2%
Netflix Inc	2.0%
Alphabet Inc - Class A	2.0%
Berkshire Hathaway Inc	1.8%
Amazon.com Inc	1.8%
Microsoft Corp	1.7%
Meta Platforms Inc	1.7%
UnitedHealth Group Inc	1.6%

Shelton Equity Income Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	K Class Shares
Trading Symbol	EQTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Equity Income Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund K Class	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• Performance from Key Holdings: Significant contributions from top performers like NVIDIA (NVDA), AbbVie (ABBV), and Amazon (AMZN) positively impacted the Fund's overall performance, as these stocks demonstrated substantial price appreciation.

• Use of Covered Call Strategy: The Fund's strategy of writing covered calls on high-quality equities, such as Apple (AAPL) and Microsoft (MSFT), generated premium cash flow that helped mitigate volatility and enhance overall returns, especially during periods of market fluctuation.

• Sector Weighting Adjustments: The Fund's strategic sector allocations—particularly in technology, healthcare, and consumer discretionary—aligned well with market trends, contributing to performance compared to the CBOE S&P 500 BuyWrite Index (BXM).

• Market Dynamics and Economic Factors: Macro factors, including rising interest rates and inflation concerns, affected investor sentiment. The Fund's focus on equities with robust fundamentals and free cash flow allowed it to perform well amid economic uncertainty.

• Diversification Across Strong Companies: The Fund's diversified holdings, including high-growth companies like Broadcom (AVGO) and Intuit (INTU), reduced risk and contributed positively to performance, contrasting with the underperformance of other positions like PayPal (PYPL) and Disney (DIS).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
Shelton Equity Income Fund K Class	19.97%	11.41%	8.30%
S&P 500 Index	27.14%	15.91%	12.98%
CBOE S&P 500 BuyWrite Monthly Index	13.55%	6.42%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 154,415
Holdings Count | Holdings	306
Advisory Fees Paid, Amount	$ 1,539
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$154,415
Total Number of Portfolio Holdings	306
Total Advisory Fees Paid	$1,539
Portfolio Turnover Rate	74%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	7.1%
NVIDIA Corp	3.0%
Apple Inc	2.2%
Netflix Inc	2.0%
Alphabet Inc - Class A	2.0%
Berkshire Hathaway Inc	1.8%
Amazon.com Inc	1.8%
Microsoft Corp	1.7%
Meta Platforms Inc	1.7%
UnitedHealth Group Inc	1.6%

S&P SmallCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund Investor Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P SmallCap 600 Index, according to Bloomberg, LLC.

• The Financials GICS sector contributed the most to the fund’s total return, gaining over 32%. Within this sector, the Banks industry drove most of the returns, gaining over 34% for the year. Additionally, the Industrials sector was the second largest contributor returning over 27% for the period, led by the Capital Goods industry which returned over 32%.

• Contrarily, the GICS Information Technology sector detracted the most to the fund’s total return, losing less than 1% for the year. Within the sector, the Semiconductors & Semiconductor Equipment industry decreased the most with a loss of more than 12%. Additionally, the Energy industry within the Energy sector lost more than 2% for the period.

• In terms of specific stock holdings, Abercrombie & Fitch, Carpenter Technology, SPX Technologies, and Mueller Industries were the top four contributors to the total return of the fund, gaining over 183%, 133%, 106%, and 90% respectively. Conversely, the top four detractors were SolarEdge Technologies, Axcelis Technologies, DoubleVerify Holdings, and Extreme Networks which lost over 74%, 43%, 41%, and 42% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
S&P SmallCap Index Fund Investor Class	16.58%	10.52%	9.02%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P SmallCap 600 Index	17.31%	10.74%	9.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 54,222,940
Holdings Count | Holdings	577
Advisory Fees Paid, Amount	$ 248,733
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$54,222,940
Total Number of Portfolio Holdings	577
Total Advisory Fees Paid	$248,733
Portfolio Turnover Rate	26%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Fabrinet	0.7%
The Ensign Group Inc	0.6%
Mueller Industries Inc	0.6%
ATI Inc	0.6%
Comerica Inc	0.6%
SPX Technologies Inc	0.6%
SPS Commerce Inc	0.6%
Meritage Homes Corp	0.5%
United States Treasury Bill	0.5%
Carpenter Technology Corp	0.5%

S&P SmallCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	K Class Shares
Trading Symbol	SMLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund K Class	$73	1.41%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the S&P SmallCap 600 Index, according to Bloomberg, LLC.

• The Financials GICS sector contributed the most to the fund’s total return, gaining over 32%. Within this sector, the Banks industry drove most of the returns, gaining over 34% for the year. Additionally, the Industrials sector was the second largest contributor returning over 27% for the period, led by the Capital Goods industry which returned over 32%.

• Contrarily, the GICS Information Technology sector detracted the most to the fund’s total return, losing less than 1% for the year. Within the sector, the Semiconductors & Semiconductor Equipment industry decreased the most with a loss of more than 12%. Additionally, the Energy industry within the Energy sector lost more than 2% for the period.

• In terms of specific stock holdings, Abercrombie & Fitch, Carpenter Technology, SPX Technologies, and Mueller Industries were the top four contributors to the total return of the fund, gaining over 183%, 133%, 106%, and 90% respectively. Conversely, the top four detractors were SolarEdge Technologies, Axcelis Technologies, DoubleVerify Holdings, and Extreme Networks which lost over 74%, 73%, 41%, and 42% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
S&P SmallCap Index Fund K Class	16.02%	9.96%	8.48%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P SmallCap 600 Index	17.31%	10.74%	9.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 740,339
Holdings Count | Holdings	577
Advisory Fees Paid, Amount	$ 5,179
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$740,339
Total Number of Portfolio Holdings	577
Total Advisory Fees Paid	$5,179
Portfolio Turnover Rate	26%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Fabrinet	0.7%
The Ensign Group Inc	0.6%
Mueller Industries Inc	0.6%
ATI Inc	0.6%
Comerica Inc	0.6%
SPX Technologies Inc	0.6%
SPS Commerce Inc	0.6%
Meritage Homes Corp	0.5%
United States Treasury Bill	0.5%
Carpenter Technology Corp	0.5%

Nasdaq-100 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Investor Class Shares
Trading Symbol	NASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund Investor Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the Nasdaq-100 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 58% for the year. Additionally, the Communication Services sector was the second largest contributor, returning over 33% for the period, led by the Media & Entertainment industry which returned over 32%.

• Contrarily, the GICS Real Estate sector, for which the only industry exposure was in the Real Estate management & Development industry, was the only sector that detracted from the fund’s performance with a loss of more than 5% for the year. Additionally, the Materials industry within the Materials sector contributed the least to the fund’s performance with a gain of less than 3%.

• In terms of specific stock holdings, Nvidia, Meta, Broadcom, and Microsoft were the top four contributors to the total return of the fund, gaining over 141%, 76%, 79%, and 28% respectively. Conversely, the top four detractors were Tesla, Intel, Comcast, and Cisco, which lost over 17%, 36%, 12%, and 9% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
Nasdaq-100 Index Fund Investor Class	26.82%	21.23%	17.44%
S&P 500 Index	27.14%	15.91%	12.98%
Nasdaq-100 Index	27.30%	21.54%	18.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,745,142,258
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 1,912,889
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$1,745,142,258
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$1,912,889
Portfolio Turnover Rate	11%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Apple Inc	9.1%
Microsoft Corp	8.1%
NVIDIA Corp	7.6%
Broadcom Inc	5.1%
Amazon.com Inc	4.8%
Meta Platforms Inc	4.7%
Tesla Inc	2.7%
Costco Wholesale Corp	2.7%
Alphabet Inc – Class A	2.5%
Alphabet Inc – Class C	2.4%

Nasdaq-100 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	K Class Shares
Trading Symbol	NDXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund K Class	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the Nasdaq-100 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 58% for the year. Additionally, the Communication Services sector was the second largest contributor, returning over 33% for the period, led by the Media & Entertainment industry which returned over 32%.

• Contrarily, the GICS Real Estate sector, for which the only industry exposure was in the Real Estate management & Development industry, was the only sector that detracted from the fund’s performance with a loss of more than 5% for the year. Additionally, the Materials industry within the Materials sector contributed the least to the fund’s performance with a gain of less than 3%.

• In terms of specific stock holdings, Nvidia, Meta, Broadcom, and Microsoft were the top four contributors to the total return of the fund, gaining over 141%, 76%, 79%, and 28% respectively. Conversely, the top four detractors were Tesla, Intel, Comcast, and Cisco, which lost over 17%, 36%, 12%, and 9% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 years	5 years	10 years
Nasdaq-100 Index Fund K Class	26.41%	20.68%	16.89%
S&P 500 Index	27.14%	15.91%	12.98%
Nasdaq-100 Index	27.30%	21.54%	18.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 36,320,871
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 58,354
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$36,320,871
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$58,354
Portfolio Turnover Rate	11%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Apple Inc	9.1%
Microsoft Corp	8.1%
NVIDIA Corp	7.6%
Broadcom Inc	5.1%
Amazon.com Inc	4.8%
Meta Platforms Inc	4.7%
Tesla Inc	2.7%
Costco Wholesale Corp	2.7%
Alphabet Inc – Class A	2.5%
Alphabet Inc – Class C	2.4%

Nasdaq-100 Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Institutional Class Shares
Trading Symbol	NQQQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund Institutional Class	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2024 inflation decreased from 3.7% year-over-year (“YoY”) to 2.5% YoY, trending towards the Fed’s long term inflation targets. This set up an environment that was generally favorable to equities as the Fed ended its rate hiking regime and market expectations shifted towards a rate cutting regime. The fund had a correlation of 1.00 against its benchmark, the Nasdaq-100 Index, according to Bloomberg, LLC.

• The Information Technology GICS sector contributed the most to the fund’s total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 58% for the year. Additionally, the Communication Services sector was the second largest contributor, returning over 33% for the period, led by the Media & Entertainment industry which returned over 32%.

• Contrarily, the GICS Real Estate sector, for which the only industry exposure was in the Real Estate management & Development industry, was the only sector that detracted from the fund’s performance with a loss of more than 5% for the year. Additionally, the Materials industry within the Materials sector contributed the least to the fund’s performance with a gain of less than 3%.

• In terms of specific stock holdings, Nvidia, Meta, Broadcom, and Microsoft were the top four contributors to the total return of the fund, gaining over 141%, 76%, 79%, and 28% respectively. Conversely, the top four detractors were Tesla, Intel, Comcast, and Cisco, which lost over 17%, 36%, 12%, and 9% respectively for the fund’s fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	Since Inception (3/7/22)
Nasdaq-100 Index Fund Institutional Class	27.14%	17.42%
S&P 500 Index	27.14%	13.06%
Nasdaq-100 Index	27.30%	17.75%

Performance Inception Date	Mar. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 37,076,086
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 23,919
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$37,076,086
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$23,919
Portfolio Turnover Rate	11%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Apple Inc	9.1%
Microsoft Corp	8.1%
NVIDIA Corp	7.6%
Broadcom Inc	5.1%
Amazon.com Inc	4.8%
Meta Platforms Inc	4.7%
Tesla Inc	2.7%
Costco Wholesale Corp	2.7%
Alphabet Inc – Class A	2.5%
Alphabet Inc – Class C	2.4%

Shelton Sustainable Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Investor Class Shares
Trading Symbol	NEXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund Investor Class	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

Mid-cap stock performed well over the time period, delivering an 18.7% return, largely driven by Tech stocks and the euphoria over the promise of Artificial Intelligence.

Sustainability stocks were out of favor during this time period, resulting in a low return of 2.75% in NEXTX largely attributed to high interest rates and regulatory uncertainty with the 2024 election.

Focusing on industrials and utilities, the hype around data centers and the energy demand required has not yet materialized in corporate earnings and stock prices, resulting in fund under performance relative the MSCI ACWI benchmark.

Other sectors are also innovating in the field of sustainability, such as consumer products having more recycled content, water and environmental services and climate action.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	5 years	10 years
Shelton Sustainable Equity Fund Investor Class	2.75%	13.45%	8.59%
S&P 1500 Index	26.42%	15.57%	12.68%
S&P MidCap 400 Index	18.75%	12.19%	9.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 104,186,777
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 970,792
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$104,186,777
Total Number of Portfolio Holdings	47
Total Advisory Fees Paid	$970,792
Portfolio Turnover Rate	26%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
HA Sustainable Infrastructure Capital Inc	5.4%
Clean Harbors Inc	4.8%
Johnson Controls International plc	4.5%
Ormat Technologies Inc	4.4%
Bunge Global SA	4.0%
Aramark	3.9%
Darling Ingredients Inc	3.7%
Xylem Inc	3.6%
Teledyne Technologies Inc	3.6%
Enphase Energy Inc	3.5%

Shelton Sustainable Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	NEXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund Institutional Class	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

Mid-cap stock performed well over the time period, delivering an 18.7% return, largely driven by Tech stocks and the euphoria over the promise of Artificial Intelligence.

Sustainability stocks were out of favor during this time period, resulting in a low return of 2.75% in NEXTX largely attributed to high interest rates and regulatory uncertainty with the 2024 election.

Focusing on industrials and utilities, the hype around data centers and the energy demand required has not yet materialized in corporate earnings and stock prices, resulting in fund under performance relative the S&P 1500 Index benchmark.

Other sectors are also innovating in the field of sustainability, such as consumer products having more recycled content, water and environmental services and climate action.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 year	Since Inception (10/10/22)
Shelton Sustainable Equity Fund Institutional Class	3.01%	5.75%
S&P 1500 Index	26.42%	19.75%
S&P MidCap 400 Index	18.75%	4.55%

Performance Inception Date	Oct. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 9,052,095
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 78,410
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$9,052,095
Total Number of Portfolio Holdings	47
Total Advisory Fees Paid	$78,410
Portfolio Turnover Rate	26%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
HA Sustainable Infrastructure Capital Inc	5.4%
Clean Harbors Inc	4.8%
Johnson Controls International plc	4.5%
Ormat Technologies Inc	4.4%
Bunge Global SA	4.0%
Aramark	3.9%
Darling Ingredients Inc	3.7%
Xylem Inc	3.6%
Teledyne Technologies Inc	3.6%
Enphase Energy Inc	3.5%

The United States Treasury Trust - Investor Shares
Shareholder Report [Line Items]
Fund Name	US Treasury Trust Fund
Class Name	Investor Class Shares
Trading Symbol	UTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Treasury Trust Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Treasury Trust Fund Investor Class	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 24,463,575
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 124,067
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Net Assets	$24,463,575
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid	$124,067

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of August 31, 2024 ) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill, 12/19/2024	11.2%
United States Treasury Bill, 09/10/2024	9.8%
United States Treasury Bill, 09/17/2024	9.8%
United States Treasury Bill, 09/24/2024	9.7%
United States Treasury Bill, 10/29/2024	8.1%
United States Treasury Bill, 11/26/2024	7.7%
United States Treasury Bill, 09/05/2024	7.3%
United States Treasury Bill, 10/03/2024	6.9%
United States Treasury Bill, 10/17/2024	6.9%
United States Treasury Bill, 11/12/2024	6.5%